Cash and Cash Equivalents and Restricted Cash - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - CAD ($)	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Cash and cash equivalents [abstract]
Cash at bank	$ 7,214,482	$ 245,412
Guaranteed Investment Certificates		11,591,750
Cash and cash equivalents	$ 7,214,482	$ 11,837,162	$ 2,230,690